Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Current assets:
Cash	$ 5,933	$ 46,342	$ 13,853
Accounts receivable, net	4,031	31,486	32,938
Deferred initial public offering cost			1,903
Inventories	1,804	14,088	15,860
Prepaid expenses and other current assets	770	6,017	6,767
Total current assets	12,538	97,933	71,321
Property, plant and equipment, net	159	1,244	1,498
Right-of-use assets	487	3,801	7,117
Total non-current assets	646	5,045	8,615
TOTAL ASSETS	13,184	102,978	79,936
Current liabilities
Bank loan - current	1,408	11,000	11,000
Accounts payable	2,366	18,482	13,798
Other payables and accrued liabilities	904	7,049	5,799
Lease liabilities - current	520	4,060	5,626
Amounts due to related parties	309	2,413	5,117
Total current liabilities	5,507	43,004	41,340
Non-current liabilities
Lease liabilities - non-current	25	198	2,552
TOTAL LIABILITIES	5,532	43,202	43,892
Commitments and contingencies
Shareholders’ equity
Preference shares US$0.0001 par value per share; 3,000,000 authorized capital; nil shares issued and outstanding
Ordinary shares US$0.0001 par value per share; 300,000,000 authorized capital; 11,000,000 shares issued and outstanding (2022: 10,000,000 shares issued and outstanding)	1	9	8
Additional paid-in capital	3,648	28,494	2,492
Statutory reserve	359	2,806	2,806
Retained earnings	3,677	28,721	30,183
Accumulated other comprehensive income	(33)	(254)	555
Total shareholders' equity	7,652	59,776	36,044
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 13,184	$ 102,978	$ 79,936